Segment reporting (Details)	6 Months Ended
	Jun. 30, 2017 USD ($) Customer	Jun. 30, 2016 USD ($) Customer	Dec. 31, 2016 USD ($)
Segment Reporting Information [Line Items]
Total revenue	$ 768,878,328	$ 612,006,836
Total cost of revenue	(598,389,229)	(485,807,409)
Gross profit	170,489,099	126,199,427
Operating income/(loss)	87,090,371	53,672,814
Total assets	4,906,868,290	3,764,356,360	$ 4,236,445,290
Henan [Member]
Segment Reporting Information [Line Items]
Total revenue	310,052,480	119,553,302
Total cost of revenue	(204,360,388)	(83,659,454)
Gross profit	105,692,092	35,893,848
Operating income/(loss)	81,467,812	14,561,118
Total assets	1,455,874,656	1,280,769,729
Shandong [Member]
Segment Reporting Information [Line Items]
Total revenue	90,048,443	70,374,878
Total cost of revenue	(74,796,010)	(58,616,170)
Gross profit	15,252,433	11,758,708
Operating income/(loss)	11,917,385	8,752,351
Total assets	458,638,434	341,341,744
Jiangsu [Member]
Segment Reporting Information [Line Items]
Total revenue	83,735,642	202,685,834
Total cost of revenue	(85,664,472)	(165,396,280)
Gross profit	(1,928,830)	37,289,554
Operating income/(loss)	(7,201,671)	32,361,083
Total assets	603,555,687	579,948,282
Sichuan [Member]
Segment Reporting Information [Line Items]
Total revenue	27,328,499	29,813,930
Total cost of revenue	(25,417,147)	(18,113,763)
Gross profit	1,911,352	11,700,167
Operating income/(loss)	84,765	10,147,129
Total assets	237,504,997	228,230,266
Beijing [Member]
Segment Reporting Information [Line Items]
Total revenue	(358,452)	(1,386,005)
Total cost of revenue	171,568	(11,700,115)
Gross profit	(186,884)	(13,086,120)
Operating income/(loss)	(15,298,935)	(26,215,331)
Total assets	305,989,521	363,653,591
Hainan [Member]
Segment Reporting Information [Line Items]
Total revenue	64,349,469	3,226,183
Total cost of revenue	(43,922,474)	(2,124,254)
Gross profit	20,426,995	1,101,929
Operating income/(loss)	14,850,256	(678,037)
Total assets	129,322,390	105,150,545
Hunan [Member]
Segment Reporting Information [Line Items]
Total revenue	45,475,935	47,149,283
Total cost of revenue	(36,779,295)	(33,555,074)
Gross profit	8,696,640	13,594,209
Operating income/(loss)	6,342,476	11,154,848
Total assets	272,212,733	157,933,901
Shanghai [Member]
Segment Reporting Information [Line Items]
Total revenue	66,515	52,878,300
Total cost of revenue	(1,193,203)	(46,647,351)
Gross profit	(1,126,688)	6,230,949
Operating income/(loss)	(1,756,304)	5,052,355
Total assets	102,368,555	104,433,782
Tianjin [Member]
Segment Reporting Information [Line Items]
Total revenue	20,884,490	29,313,476
Total cost of revenue	(12,049,740)	(19,632,495)
Gross profit	8,834,750	9,680,981
Operating income/(loss)	5,528,244	2,081,291
Total assets	99,211,187	27,670,527
Shaanxi [Member]
Segment Reporting Information [Line Items]
Total revenue	25,017,000	34,631,218
Total cost of revenue	(18,934,711)	(27,805,359)
Gross profit	6,082,289	6,825,859
Operating income/(loss)	2,373,289	5,164,716
Total assets	458,639,745	157,696,610
Guangdong [Member]
Segment Reporting Information [Line Items]
Total assets	88,928,527
United States [Member]
Segment Reporting Information [Line Items]
Total revenue	85,213,505	10,637,670
Total cost of revenue	(82,424,628)	(8,478,447)
Gross profit	2,788,877	2,159,223
Operating income/(loss)	(3,589,348)	515,640
Total assets	330,737,398	214,905,849
Others [Member]
Segment Reporting Information [Line Items]
Total revenue	17,064,802	13,128,767
Total cost of revenue	(13,018,729)	(10,078,647)
Gross profit	4,046,073	3,050,120
Operating income/(loss)	(7,627,598)	(9,224,349)
Total assets	$ 363,884,460	$ 202,621,534
Customer Concentration Risk [Member] | Net Sales [Member]
Segment Reporting Information [Line Items]
Number of single customers accounted for more than 10% of net sales | Customer	0	0